Share based payment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of nature and scope of share-based payment plans during the period
	Stock options for senior management	Stock options for owners	Total options
Outstanding period	May 2025	May 2025	May 2025
Granted during the year	75,000	200,000	275,000
Estimated lifespan	2-5 years	2-5 years	2-5 years

	Stock options for senior management	Stock options for other employees	Total options
Outstanding period	July 2022	July 2022	July 2022
Granted during the year	75,000	89,000	164,000
Estimated lifespan	2-5 years	2-5 years	2-5 years

Schedule of details regarding the stock option plans
	2025		2024		2025
	Number	Weighted average Exercise price (NIS)	Number	Weighted average Exercise price (NIS)	Weighted average Exercise price (US Dollars)
Opening balance	103,676	49.16	141,500	49.88	16.77
Expired during the year	(2,792)	49.16	-	-	16.77
Exercised during the year	(100,884)	49.16	(37,824)	49.16	16.77
Granted during the year	275,000	53.51	-	-	16.77
Closing balance	275,000	53.51	103,676	49.16	16.77

Schedule of effect of share-based payment transactions on profit or loss for the period
	Year ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 5
	NIS	NIS	US Dollars
Expense arising from plans to grant shares and stock options	1,639	473	514